UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                                                Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2009
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Barington Capital Group, L.P.
Address:      888 Seventh Avenue, 17th Floor
              New York, New York 10019


Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James A. Mitarotonda
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature                         Place                     Date of Signing:
/S/ JAMES A. MITAROTONDA          NEW YORK, NEW YORK        NOVEMBER 12, 2009
------------------------         -------------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 ---------

Form 13F Information Table Entry Total:                9
                                                 ---------

Form 13F Information Table Value Total:          $ 70,693
                                                 ----------
                                                 (thousands)




List of Other Included Managers:

None*

*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                           Title
                           of                     Value       SH/      SH/  PUT/   Invest   Oth       Voting Authority
Name Of Issuer             Class     CUSIP       x$1,000     Prn Amt   Prn  CALL   Disc     Mgrs    Sole    Shared  None
--------------------------------------------------------------------------------------------------------------------

Pep Boys Manny Moe & Jack   com       713278109   27,612   2,826,213   sh            defined         2,826,213
Schulman A Inc              com       808194104   25,582   1,283,573   sh            defined         1,283,573
Griffon Corporation         com       398433102    8,532     847,303   sh            defined           847,303
Gerber Scientific Inc       com       373730100    2,927     489,432   sh            defined           489,432
Standex Intl Corp           com       854231107    2,886     145,534   sh            defined           145,534
Syms Corp                   com       871551107    2,364     292,264   sh            defined           292,264
Saks Inc                    com       79377W108      405      59,400   sh            defined            59,400
Safeguard Scientifics Inc   com new   786449207      331      30,166   sh            defined            30,166
Morgans Hotel Group Co      com       61748W108       54      10,000   sh            defined            10,000

                                                  70,693